FEDERATED CALIFORNIA MUNICIPAL INCOME FUND

Class A Shares
Class B Shares

(A portfolio of Federated Municipal Securities Income Trust)

--------------------------------------------------------------------------------
Supplement to the Statement of Additional Information dated October 31, 2001

1.  Please delete the "Derivative Contracts" section and replace with the following:

     "Derivative Contracts
     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case,
     the exchange sets all the terms of the contract except for the price.
      Investors make payments
     due under their contracts through the exchange.  Most exchanges require investors to
     maintain margin accounts through their brokers to cover their potential obligations to the
     exchange. Parties to the contract make (or collect) daily payments to the margin accounts to
     reflect losses (or gains) in the value of their contracts. This protects investors against
     potential defaults by the counterparty. Trading contracts on an exchange also allows investors
     to close out their contracts by entering into offsetting contracts.

     For example, the Fund could close out an open contract to buy an asset at a future date by
     entering into an offsetting contract to sell the same asset on the same date. If the offsetting
     sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the
     Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one
     time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund
     will be required to keep the contract open (even if it is losing money on the contract), and to
     make any payments required under the contract (even if it has to sell portfolio securities at
     unfavorable prices to do so). Inability to close out a contract could also harm the Fund by
     preventing it from disposing of or trading any assets it has been using to secure its
     obligations under the contract.

     The Fund may also trade derivative contracts over-the-counter (OTC) in transactions
     negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily
     have standard terms, so they cannot be directly offset with other OTC contracts. In addition,
     OTC contracts with more specialized terms may be more difficult to price than exchange
     traded contracts.

     Depending upon how the Fund uses derivative contracts and the relationships between the
     market value of a derivative contract and the underlying asset or instrument, derivative contracts
     may increase or decrease the Fund's exposure to interest rate risks, and may also expose the
     Fund to liquidity, leverage and tax risks. OTC contracts also expose the
      Fund to credit risks
     in the event that a counterparty defaults on the contract.

     The Fund may trade in the following types of derivative contracts, as well as combinations
     of these contracts, including, but not limited to, options on futures contracts, options on forward
     contracts and options on swaps.

     FUTURES CONTRACTS
     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset or instrument at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

     The Fund may buy or sell the following types of futures (including forward) contracts:
     interest rate and index financial futures contracts.

     OPTIONS
     Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset or instrument from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset or instrument to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. If the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

     SWAPS
     Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets or instruments with differing characteristics.
     Most swaps do not involve the delivery of the underlying assets or instruments by either party, and the parties might not own the assets or instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

     INTEREST RATE SWAPS
     Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated, notional principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same notional principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million notional principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million notional principal amount.

     CAPS AND FLOORS
     Caps and floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (cap) or below (floor) a certain level in return for a fee from the other party.

     TOTAL RETURN SWAPS
     Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset or instrument during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset or instrument.

2.  Please add the following as the second paragraph under "Credit Risks":

      "Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy. "

3.  Please add the following after the "Credit Risks" section:

      "Tax Risks
      In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

      The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

      Liquidity Risks
      Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivatives contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

      Leverage Risks
      Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

      Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark."



                                                                   July 31, 2002














27624 (7/02)







FEDERATED NORTH CAROLINA MUNICIPAL INCOME TRUST

Class A Shares

(A portfolio of Federated Municipal Securities Income Trust)

--------------------------------------------------------------------------------
Supplement to the Statement of Additional Information dated October 31, 2001

1.  Please delete the "Derivative Contracts" section and replace with the following:

     "Derivative Contracts
     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case,
     the exchange sets all the terms of the contract except for the price.
      Investors make payments
     due under their contracts through the exchange.  Most exchanges require investors to
     maintain margin accounts through their brokers to cover their potential obligations to the
     exchange. Parties to the contract make (or collect) daily payments to the margin accounts to
     reflect losses (or gains) in the value of their contracts. This protects investors against
     potential defaults by the counterparty. Trading contracts on an exchange also allows investors
     to close out their contracts by entering into offsetting contracts.

     For example, the Fund could close out an open contract to buy an asset at a future date by
     entering into an offsetting contract to sell the same asset on the same date. If the offsetting
     sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the
     Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one
     time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund
     will be required to keep the contract open (even if it is losing money on the contract), and to
     make any payments required under the contract (even if it has to sell portfolio securities at
     unfavorable prices to do so). Inability to close out a contract could also harm the Fund by
     preventing it from disposing of or trading any assets it has been using to secure its
     obligations under the contract.

     The Fund may also trade derivative contracts over-the-counter (OTC) in transactions
     negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily
     have standard terms, so they cannot be directly offset with other OTC contracts. In addition,
     OTC contracts with more specialized terms may be more difficult to price than exchange
     traded contracts.

     Depending upon how the Fund uses derivative contracts and the relationships between the
     market value of a derivative contract and the underlying asset or instrument, derivative contracts
     may increase or decrease the Fund's exposure to interest rate risks, and may also expose the
     Fund to liquidity, leverage and tax risks. OTC contracts also expose the
      Fund to credit risks
     in the event that a counterparty defaults on the contract.

     The Fund may trade in the following types of derivative contracts, as well as combinations
     of these contracts, including, but not limited to, options on futures contracts, options on forward
     contracts and options on swaps.

     FUTURES CONTRACTS
     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset or instrument at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

     The Fund may buy or sell the following types of futures (including forward) contracts:
     interest rate and index financial futures contracts.

     OPTIONS
     Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset or instrument from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset or instrument to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. If the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

     SWAPS
     Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets or instruments with differing characteristics.
     Most swaps do not involve the delivery of the underlying assets or instruments by either party, and the parties might not own the assets or instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

     INTEREST RATE SWAPS
     Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated, notional principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same notional principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million notional principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million notional principal amount.

     CAPS AND FLOORS
     Caps and floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (cap) or below (floor) a certain level in return for a fee from the other party.

     TOTAL RETURN SWAPS
     Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset or instrument during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset or instrument.

2.  Please add the following as the second paragraph under "Credit Risks":

      "Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy."

3.  Please add the following after the "Credit Risks" section:

      "Tax Risks
      In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

      The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

4.  Please delete "Liquidity Risks" section and replace with the following:

      "Liquidity Risks
      Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivatives contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
      OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts."

5.  Please add the following after the "Liquidity Risks" section:

      "Leverage Risks
      Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

      Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark."




                                                                   July 31, 2002





27625 (7/02)






FEDERATED OHIO MUNICIPAL INCOME FUND

Class F Shares

(A portfolio of Federated Municipal Securities Income Trust)

--------------------------------------------------------------------------------
Supplement to the Statement of Additional Information dated October 31, 2001

1.  Please delete the "Derivative Contracts" section and replace with the following:


     "Derivative Contracts
     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case,
     the exchange sets all the terms of the contract except for the price.
      Investors make payments
     due under their contracts through the exchange.  Most exchanges require investors to
     maintain margin accounts through their brokers to cover their potential obligations to the
     exchange. Parties to the contract make (or collect) daily payments to the margin accounts to
     reflect losses (or gains) in the value of their contracts. This protects investors against
     potential defaults by the counterparty. Trading contracts on an exchange also allows investors
     to close out their contracts by entering into offsetting contracts.

     For example, the Fund could close out an open contract to buy an asset at a future date by
     entering into an offsetting contract to sell the same asset on the same date. If the offsetting
     sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the
     Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one
     time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund
     will be required to keep the contract open (even if it is losing money on the contract), and to
     make any payments required under the contract (even if it has to sell portfolio securities at
     unfavorable prices to do so). Inability to close out a contract could also harm the Fund by
     preventing it from disposing of or trading any assets it has been using to secure its
     obligations under the contract.

     The Fund may also trade derivative contracts over-the-counter (OTC) in transactions
     negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily
     have standard terms, so they cannot be directly offset with other OTC contracts. In addition,
     OTC contracts with more specialized terms may be more difficult to price than exchange
     traded contracts.

     Depending upon how the Fund uses derivative contracts and the relationships between the
     market value of a derivative contract and the underlying asset or instrument, derivative contracts
     may increase or decrease the Fund's exposure to interest rate risks, and may also expose the
     Fund to liquidity, leverage and tax risks. OTC contracts also expose the
      Fund to credit risks
     in the event that a counterparty defaults on the contract.

     The Fund may trade in the following types of derivative contracts, as well as combinations
     of these contracts, including, but not limited to, options on futures contracts, options on forward
     contracts and options on swaps.

     FUTURES CONTRACTS
     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset or instrument at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

     The Fund may buy or sell the following types of futures (including forward) contracts:
     interest rate and index financial futures contracts.

     OPTIONS
     Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset or instrument from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset or instrument to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. If the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

     SWAPS
     Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets or instruments with differing characteristics.
     Most swaps do not involve the delivery of the underlying assets or instruments by either party, and the parties might not own the assets or instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

     INTEREST RATE SWAPS
     Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated, notional principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same notional principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million notional principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million notional principal amount.

     CAPS AND FLOORS
     Caps and floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (cap) or below (floor) a certain level in return for a fee from the other party.

     TOTAL RETURN SWAPS
     Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset or instrument during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset or instrument.

2.  Please add the following as the second paragraph under "Credit Risks":

      "Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy."

3.  Please add the following after the "Credit Risks" section:

      "Tax Risks
      In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

      The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

4.  Please delete "Liquidity Risks" section and replace with the following:

      "Liquidity Risks
      Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivatives contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts."

5.  Please add the following after the "Liquidity Risks" section:

      "Leverage Risks
      Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

      Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark."



                                                                   July 31, 2002






27626 (7/02)





FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

Class A Shares
Class B Shares

(A portfolio of Federated Municipal Securities Income Trust)

--------------------------------------------------------------------------------
Supplement to the Statements of Additional Information dated October 31, 2001

1.  Please delete the "Derivative Contracts" section and replace with the following:

     "Derivative Contracts
     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case,
     the exchange sets all the terms of the contract except for the price.
      Investors make payments
     due under their contracts through the exchange.  Most exchanges require investors to
     maintain margin accounts through their brokers to cover their potential obligations to the
     exchange. Parties to the contract make (or collect) daily payments to the margin accounts to
     reflect losses (or gains) in the value of their contracts. This protects investors against
     potential defaults by the counterparty. Trading contracts on an exchange also allows investors
     to close out their contracts by entering into offsetting contracts.

     For example, the Fund could close out an open contract to buy an asset at a future date by
     entering into an offsetting contract to sell the same asset on the same date. If the offsetting
     sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the
     Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one
     time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund
     will be required to keep the contract open (even if it is losing money on the contract), and to
     make any payments required under the contract (even if it has to sell portfolio securities at
     unfavorable prices to do so). Inability to close out a contract could also harm the Fund by
     preventing it from disposing of or trading any assets it has been using to secure its
     obligations under the contract.

     The Fund may also trade derivative contracts over-the-counter (OTC) in transactions
     negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily
     have standard terms, so they cannot be directly offset with other OTC contracts. In addition,
     OTC contracts with more specialized terms may be more difficult to price than exchange
     traded contracts.

     Depending upon how the Fund uses derivative contracts and the relationships between the
     market value of a derivative contract and the underlying asset or instrument, derivative contracts
     may increase or decrease the Fund's exposure to interest rate risks, and may also expose the
     Fund to liquidity, leverage and tax risks. OTC contracts also expose the
      Fund to credit risks
     in the event that a counterparty defaults on the contract.

     The Fund may trade in the following types of derivative contracts, as well as combinations
     of these contracts, including, but not limited to, options on futures contracts, options on forward
     contracts and options on swaps.

     FUTURES CONTRACTS
     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset or instrument at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

     The Fund may buy or sell the following types of futures (including forward) contracts:
     interest rate and index financial futures contracts.

     OPTIONS
     Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset or instrument from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset or instrument to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. If the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

     SWAPS
     Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets or instruments with differing characteristics.
     Most swaps do not involve the delivery of the underlying assets or instruments by either party, and the parties might not own the assets or instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

     INTEREST RATE SWAPS
     Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated, notional principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same notional principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million notional principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million notional principal amount.

     CAPS AND FLOORS
     Caps and floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (cap) or below (floor) a certain level in return for a fee from the other party.


     TOTAL RETURN SWAPS
     Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset or instrument during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset or instrument.


2.  Please add the following as the second paragraph under "Credit Risks":

      "Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy."

3.  Please add the following after the "Credit Risks" section:

      "Tax Risks
      In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

      The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

4.  Please delete "Liquidity Risks" section and replace with the following:

      "Liquidity Risks
      Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivatives contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts."

5.  Please add the following after the "Liquidity Risks" section:

      "Leverage Risks
      Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

      Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark."





                                                                   July 31, 2002







27627 (7/02)






FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

(A portfolio of Federated Municipal Securities Income Trust)

--------------------------------------------------------------------------------
Supplement to the Statement of Additional Information dated October 31, 2001

1.  Please delete the "Derivative Contracts" section and replace with the following:

     "Derivative Contracts
     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case,
     the exchange sets all the terms of the contract except for the price.
      Investors make payments
     due under their contracts through the exchange.  Most exchanges require investors to
     maintain margin accounts through their brokers to cover their potential obligations to the
     exchange. Parties to the contract make (or collect) daily payments to the margin accounts to
     reflect losses (or gains) in the value of their contracts. This protects investors against
     potential defaults by the counterparty. Trading contracts on an exchange also allows investors
     to close out their contracts by entering into offsetting contracts.

     For example, the Fund could close out an open contract to buy an asset at a future date by
     entering into an offsetting contract to sell the same asset on the same date. If the offsetting
     sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the
     Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one
     time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund
     will be required to keep the contract open (even if it is losing money on the contract), and to
     make any payments required under the contract (even if it has to sell portfolio securities at
     unfavorable prices to do so). Inability to close out a contract could also harm the Fund by
     preventing it from disposing of or trading any assets it has been using to secure its
     obligations under the contract.

     The Fund may also trade derivative contracts over-the-counter (OTC) in transactions
     negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily
     have standard terms, so they cannot be directly offset with other OTC contracts. In addition,
     OTC contracts with more specialized terms may be more difficult to price than exchange
     traded contracts.

     Depending upon how the Fund uses derivative contracts and the relationships between the
     market value of a derivative contract and the underlying asset or instrument, derivative contracts
     may increase or decrease the Fund's exposure to interest rate risks, and may also expose the
     Fund to liquidity, leverage and tax risks. OTC contracts also expose the
      Fund to credit risks
     in the event that a counterparty defaults on the contract.

     The Fund may trade in the following types of derivative contracts, as well as combinations
     of these contracts, including, but not limited to, options on futures contracts, options on forward
     contracts and options on swaps.

     FUTURES CONTRACTS
     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset or instrument at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

     The Fund may buy or sell the following types of futures (including forward) contracts:
     interest rate and index financial futures contracts.

     OPTIONS
     Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset or instrument from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset or instrument to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. If the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

     SWAPS
     Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets or instruments with differing characteristics.
     Most swaps do not involve the delivery of the underlying assets or instruments by either party, and the parties might not own the assets or instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

     INTEREST RATE SWAPS
     Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated, notional principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same notional principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million notional principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million notional principal amount.

     CAPS AND FLOORS
     Caps and floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (cap) or below (floor) a certain level in return for a fee from the other party.

     TOTAL RETURN SWAPS
     Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset or instrument during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset or instrument.

2.  Please add the following as the second paragraph under "Credit Risks":

      "Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy."

3.  Please add the following after the "Credit Risks" section:

      "Tax Risks
      In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

      The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

4.  Please delete "Liquidity Risks" section and replace with the following:

      "Liquidity Risks
      Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivatives contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts."

5.  Please add the following after the "Liquidity Risks" section:

      "Leverage Risks
      Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

      Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark."





                                                                   July 31, 2002








27597 (7/02)







FEDERATED NEW YORK MUNICIPAL INCOME FUND

(A portfolio of Federated Municipal Securities Income Trust)

--------------------------------------------------------------------------------
Supplement to the Statement of Additional Information dated October 31, 2001

1.  Please delete the "Derivative Contracts" section and replace with the following:

     "Derivative Contracts
     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case,
     the exchange sets all the terms of the contract except for the price.
      Investors make payments
     due under their contracts through the exchange.  Most exchanges require investors to
     maintain margin accounts through their brokers to cover their potential obligations to the
     exchange. Parties to the contract make (or collect) daily payments to the margin accounts to
     reflect losses (or gains) in the value of their contracts. This protects investors against
     potential defaults by the counterparty. Trading contracts on an exchange also allows investors
     to close out their contracts by entering into offsetting contracts.

     For example, the Fund could close out an open contract to buy an asset at a future date by
     entering into an offsetting contract to sell the same asset on the same date. If the offsetting
     sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the
     Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one
     time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund
     will be required to keep the contract open (even if it is losing money on the contract), and to
     make any payments required under the contract (even if it has to sell portfolio securities at
     unfavorable prices to do so). Inability to close out a contract could also harm the Fund by
     preventing it from disposing of or trading any assets it has been using to secure its
     obligations under the contract.

     The Fund may also trade derivative contracts over-the-counter (OTC) in transactions
     negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily
     have standard terms, so they cannot be directly offset with other OTC contracts. In addition,
     OTC contracts with more specialized terms may be more difficult to price than exchange
     traded contracts.

     Depending upon how the Fund uses derivative contracts and the relationships between the
     market value of a derivative contract and the underlying asset or instrument, derivative contracts
     may increase or decrease the Fund's exposure to interest rate risks, and may also expose the
     Fund to liquidity, leverage and tax risks. OTC contracts also expose the
      Fund to credit risks
     in the event that a counterparty defaults on the contract.

     The Fund may trade in the following types of derivative contracts, as well as combinations
     of these contracts, including, but not limited to, options on futures contracts, options on forward
     contracts and options on swaps.

     FUTURES CONTRACTS
     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset or instrument at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

     The Fund may buy or sell the following types of futures (including forward) contracts:
     interest rate and index financial futures contracts.

     OPTIONS
     Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset or instrument from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset or instrument to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. If the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

     SWAPS
     Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets or instruments with differing characteristics.
     Most swaps do not involve the delivery of the underlying assets or instruments by either party, and the parties might not own the assets or instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

     INTEREST RATE SWAPS
     Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated, notional principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same notional principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million notional principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million notional principal amount.

     CAPS AND FLOORS
     Caps and floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (cap) or below (floor) a certain level in return for a fee from the other party.

     TOTAL RETURN SWAPS
     Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset or instrument during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset or instrument.

2.  Please add the following as the second paragraph under "Credit Risks":

      "Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy."

3.  Please add the following after the "Credit Risks" section:

      "Tax Risks
      In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

      The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

4.  Please delete "Liquidity Risks" section and replace with the following:

      "Liquidity Risks
      Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivatives contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts."


5.  Please add the following after the "Liquidity Risks" section:

      "Leverage Risks
      Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

      Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark."





                                                                   July 31, 2002







27628 (7/02)